RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The scope of related parties is consistent with those that were defined in the Company's 2024 annual report on Form 20-F.
The Company's transactions with ANTA Sports and subsidiaries are comprised of the following:

	For the three months ended June 30,		For the six months ended June 30,
In millions	2025	2024	2025	2024
Purchases of goods and services from ANTA Sports and subsidiaries	$14.2	$11.0	$23.8	$12.9
Sales of goods and services to ANTA Sports and subsidiaries	12.0	8.4	19.4	10.8
Sales to ANTA Sports are generally based on the same terms and conditions that apply to sales to third parties.
Interest expense incurred on the Investment Loan and Facility A Loan with the former parent company, Amer Sports Holding (Cayman) Limited, was $19.1 million and $2.5 million, respectively, for the six months ended June 30, 2024. No interest expense was incurred for the three months ended June 30, 2025 and 2024 and six months ended June 30, 2025, as these loans were repaid during the three months ended March 31, 2024.

The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	June 30, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$15.3	$11.3
Current receivables	11.5	10.4
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	$0.7	$0.8
Current payables to and receivables from ANTA Sports and subsidiaries have a short term maturity, are interest free and not secured.